Revenue	6 Months Ended
Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Revenue
3.	Revenue

Adoption of ASC 606: Revenue from Contracts with Customers

The Company recorded a net reduction to retained earnings of $7.0 million as of January 1, 2019, due to the cumulative impact of adopting ASC 606, primarily as a result of no longer being able to defer the upfront cost for the Company’s free equipment program to its merchants under the contract terms existing at January 1, 2019 and recognizing the revenue allocated to this hardware in retained earnings for contracts open as of January 1, 2019.

Under ASC 606, the Company has three separate performance obligations under its recurring SaaS fees for point-of-sale systems provided to merchants: (1) point-of-sale software, (2) lease of hardware and (3) other support services. For the period January 1, 2019 through June 29, 2020, the hardware provided under the Company’s software as a service, or SaaS, agreements was accounted for as a sales-type lease. Effective June 30, 2020, the Company modified the terms and conditions of its SaaS arrangements and updated its operational procedures. As a result, beginning June 30, 2020, hardware provided under the Company’s SaaS agreements is accounted for as an operating lease; therefore, an increase in income of $12.4 million was recorded within “Other operating (income) expense, net” in the unaudited Condensed Consolidated Statements of Operations for the three and six months ended June 30, 2020 to reflect the impact of the lease modifications. The Company has elected to apply a practical expedient for contracts that have a term of one year or less and has not disclosed either the remaining performance obligation as of the end of the reporting period or when the Company expects to recognize the revenue. The effect of the lease modifications on the unaudited condensed consolidated financial statements as of June 30, 2020 is as follows:

.	Balance prior to lease modification	Balance subsequent to lease modification	Effect of change
Contract assets, net	$11.3	$—	$(11.3)
Accounts receivable, net	67.7	68.6	0.9
Equipment under lease	—	23.3	23.3
Deferred revenue	7.7	8.2	(0.5)
Other operating (income) expense, net			(12.4)

Disaggregated Revenue

Based on similar operational characteristics, the Company’s revenue from contracts with customers is disaggregated as follows:

	Three months ended June 30,		Six months ended June 30,
	2019	2020	2019	2020
Payments-based revenue	$159.5	$121.2	$293.5	$297.6
Subscription-based revenue	16.3	17.5	32.7	35.1
Other revenue	4.7	3.1	9.3	8.5

Total	$180.5	$141.8	$335.5	$341.2

Based on similar economic characteristics, the Company’s revenue from contracts with customers is disaggregated as follows:

	Three months ended June 30,		Six months ended June 30,
	2019	2020	2019	2020
Over-time revenue	$170.2	$134.7	$313.8	$323.5
Point-in-time revenue	10.3	7.1	21.7	17.7

Total	$180.5	$141.8	$335.5	$341.2

Contract Liabilities

The Company charges merchants for various post-contract license support/service fees and annual regulatory compliance fees. These fees typically relate to a period of one year. The Company recognizes the revenue on a straight-line basis over its respective period. As of December 31, 2019 and June 30, 2020, the Company had deferred revenue of $5.6 million and $8.2 million, respectively. The change in the contract liabilities is primarily the result of a timing difference between payment from the customer and the Company’s satisfaction of each performance obligation.

The following reflects the amounts the Company recognized as annual service fees and regulatory compliance fees within “Gross revenue” in its unaudited Condensed Consolidated Statements of Operations and the amount of such fees that was included in deferred revenue at the beginning of the respective period.

	Three months ended June 30,		Six months ended June 30,
	2019	2020	2019	2020
Annual service fees and regulatory compliance fees	$2.9	$3.4	$5.8	$6.8
Amount of these fees included in deferred revenue at beginning of period	1.4	1.7	2.7	2.8

Capitalized Acquisition Costs, net

As of December 31, 2019 and June 30, 2020, the Company had net capitalized costs to obtain contracts of $26.4 million and $29.3 million, respectively, included in “Capitalized acquisition costs, net” in the unaudited Condensed Consolidated Balance Sheets representing upfront processing bonuses. See Note 8 for more information on capitalized acquisition costs.